Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	The Prudential Series Fund
Prospectus Date	rr_ProspectusDate	May 01, 2024
PSF PGIM Jennison Growth Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: PSF PGIM JENNISON GROWTH PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year ended December 31, the Portfolio's portfolio turnover rate was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio normally invests at least 65% of its total assets in equity and equity-related securities of companies that exceed $1 billion in market capitalization at the time of investment and that the subadviser believes have above-average growth prospects. The Portfolio’s subadviser, Jennison Associates LLC, believes that growth in earnings and cash flows drives share prices over the long term; that excess returns are generated by investing in market-leading companies that create economic value through long-duration competitive advantages; and that a deeply researched understanding of company and industry fundamentals leads to successful stock selection. The subadviser looks for companies with unique business models that build sustainable competitive advantages; catalysts that drive growth rates well above that of the market; superior financial characteristics; and attractive long-term valuations. The subadviser seeks to capture acceleration or duration of growth that is not fully reflected in a stock’s price. Given the subadviser’s selection criteria and proclivity for fast growing companies, the Portfolio may at times have a more aggressive risk profile than peer funds, depending on market conditions. In addition to common stocks and preferred stocks, the subadviser may invest in debt securities and mortgage-related securities. These securities may be rated as low as Baa by Moody’s or BBB by S&P or Fitch (or if unrated, of comparable quality in the subadviser’s judgment). The Portfolio may also invest in obligations issued or guaranteed by the US Government, its agencies and instrumentalities. Up to 30% of the Portfolio’s assets may be invested in foreign equity and equity-related securities. For these purposes, the subadviser does not consider ADRs and similar receipts or shares traded in US markets as foreign securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad-based securities market index that reflects the performance of the overall market applicable to the Portfolio.Past performance does not mean that the Portfolio will achieve similar results in the future.The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.Annual return information in the bar chart is provided only for Class I shares. Because all of the Portfolio’s shares are invested in the same portfolio of securities, annual returns for Class II and Class III shares would be lower because Class II and Class III shares do not have the same expenses as Class I shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad-based securities market index that reflects the performance of the overall market applicable to the Portfolio.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not mean that the Portfolio will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class I Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:Worst Quarter:35.59%2nd Quarter 2020-25.40%2nd Quarter 2022
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2023)
PSF PGIM Jennison Growth Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The relative significance of the risks summarized below may change over time. All investments have risks to some degree, and it is possible that you could lose money by investing in the Portfolio.
PSF PGIM Jennison Growth Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PSF PGIM Jennison Growth Portfolio | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.
PSF PGIM Jennison Growth Portfolio | Foreign Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.
PSF PGIM Jennison Growth Portfolio | Investment Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Style Risk. Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.
PSF PGIM Jennison Growth Portfolio | Economic And Market Events Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Economic and Market Events Risk. Economic and market events risk is the risk that one or more markets in which the Portfolio invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Portfolio’s Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets or the economy, including those relating to general economic, political, or financial market conditions; significant or unexpected failures, near-failures or credit downgrades of key institutions; investor sentiment and market perceptions; unexpected changes in the prices of key commodities; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry or sector, could adversely affect the liquidity and volatility of securities held by the Portfolio. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.
PSF PGIM Jennison Growth Portfolio | Expense Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.
PSF PGIM Jennison Growth Portfolio | Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.
PSF PGIM Jennison Growth Portfolio | High Yield Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Yield Risk. Investments in fixed income instruments rated below investment grade and unrated instruments of similar credit quality (i.e., “high yield securities” or “junk bonds”) may be more sensitive to interest rate, credit, call, and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.
PSF PGIM Jennison Growth Portfolio | Large Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Company Risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
PSF PGIM Jennison Growth Portfolio | Liquidity And Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.
PSF PGIM Jennison Growth Portfolio | Market And Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters, sanctions, cybersecurity events, supply chain disruptions,political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.
PSF PGIM Jennison Growth Portfolio | Regulatory Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC), and depending on the Portfolio, the Commodity Futures Trading Commission (the CFTC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.
PSF PGIM Jennison Growth Portfolio | US Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	US Government Securities Risk. US Government securities may be adversely affected by changes in interest rates, a default by, or a downgrade in the credit quality rating of, the US Government, and may not be backed by the full faith and credit of the US Government.
PSF PGIM Jennison Growth Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
+ Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
+ Administration Fees	rr_Component1OtherExpensesOverAssets	none
+ Other Expenses	rr_OtherExpensesOverAssets	0.02%
= Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	$ 63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
1 Year	rr_ExpenseExampleNoRedemptionYear01	63
3 Years	rr_ExpenseExampleNoRedemptionYear03	199
5 Years	rr_ExpenseExampleNoRedemptionYear05	346
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 774
2014	rr_AnnualReturn2014	9.99%
2015	rr_AnnualReturn2015	11.48%
2016	rr_AnnualReturn2016	(0.90%)
2017	rr_AnnualReturn2017	36.69%
2018	rr_AnnualReturn2018	(0.78%)
2019	rr_AnnualReturn2019	33.34%
2020	rr_AnnualReturn2020	56.20%
2021	rr_AnnualReturn2021	16.01%
2022	rr_AnnualReturn2022	(37.60%)
2023	rr_AnnualReturn2023	53.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.40%)
One Year	rr_AverageAnnualReturnYear01	53.51%
Five Years	rr_AverageAnnualReturnYear05	18.27%
Ten Years	rr_AverageAnnualReturnYear10	14.33%
PSF PGIM Jennison Growth Portfolio | Class II
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
+ Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%
+ Other Expenses	rr_OtherExpensesOverAssets	0.02%
= Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	$ 104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
1 Year	rr_ExpenseExampleNoRedemptionYear01	104
3 Years	rr_ExpenseExampleNoRedemptionYear03	325
5 Years	rr_ExpenseExampleNoRedemptionYear05	563
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,248
One Year	rr_AverageAnnualReturnYear01	52.89%
Five Years	rr_AverageAnnualReturnYear05	17.81%
Ten Years	rr_AverageAnnualReturnYear10	13.87%
PSF PGIM Jennison Growth Portfolio | Class III
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
+ Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Administration Fees	rr_Component1OtherExpensesOverAssets	none
+ Other Expenses	rr_OtherExpensesOverAssets	0.02%
= Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,073
1 Year	rr_ExpenseExampleNoRedemptionYear01	89
3 Years	rr_ExpenseExampleNoRedemptionYear03	278
5 Years	rr_ExpenseExampleNoRedemptionYear05	482
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,073
One Year	rr_AverageAnnualReturnYear01	53.12%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
SinceInception	rr_AverageAnnualReturnSinceInception	2.13%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2021
PSF PGIM Jennison Growth Portfolio | Broad-Based Securities Market Index: S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.29%
Five Years	rr_AverageAnnualReturnYear05	15.69%
Ten Years	rr_AverageAnnualReturnYear10	12.03%
SinceInception	rr_AverageAnnualReturnSinceInception	6.74%	[1]
InceptionDate	rr_AverageAnnualReturnInceptionDate
PSF PGIM Jennison Growth Portfolio | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	42.68%
Five Years	rr_AverageAnnualReturnYear05	19.50%
Ten Years	rr_AverageAnnualReturnYear10	14.86%
SinceInception	rr_AverageAnnualReturnSinceInception	6.96%	[1]
InceptionDate	rr_AverageAnnualReturnInceptionDate

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date.